Federated Hermes Prudent Bear Fund
Portfolio of Investments
December 31, 2021 (unaudited)
Shares or Principal Amount			Value
		U.S. TREASURIES—52.6%
	[1]	U.S. Treasury Bills—26.7%
$37,000,000		United States Treasury Bills, 0.245%, 12/1/2022	$ 36,899,401
	[2]	U.S. Treasury Notes—25.9%
36,000,000		United States Treasury Note, 0.500%, 11/30/2023	35,863,524
		TOTAL U.S. TREASURIES (IDENTIFIED COST $72,804,538)	72,762,925
		COMMON STOCKS—13.1%
		Communication Services—1.2%
220	[3]	Alphabet, Inc., Class A	637,349
2,000	[3]	DoubleDown Interactive Co. Ltd., ADR	31,000
2,000	[3]	Meta Platforms, Inc.	672,700
6,400		Verizon Communications, Inc.	332,544
		TOTAL	1,673,593
		Consumer Discretionary—2.0%
8,000	[3]	Brilliant Earth Group, Inc.	144,480
1,800	[3]	Expedia Group, Inc.	325,296
1,200		McDonald’s Corp.	321,684
94,000	[3]	Solo Brands, Inc.	1,469,220
600	[3]	Ulta Beauty, Inc.	247,404
10,000	[3]	Under Armour, Inc., Class A	211,900
		TOTAL	2,719,984
		Consumer Staples—1.4%
3,400		Ingredion, Inc.	328,576
6,000		Kroger Co.	271,560
7,000		Philip Morris International, Inc.	665,000
2,200		Procter & Gamble Co.	359,876
30,000	[3]	RLX Technology, Inc., ADR	117,000
24,700	[3]	Winc, Inc.	129,675
		TOTAL	1,871,687
		Financials—2.0%
19,000		Financial Select Sector SPDR Fund	741,950
100,000	[3]	GoHealth, Inc.	379,000
1,000		Goldman Sachs Group, Inc.	382,550
34,000	[3]	Oportun Financial Corp.	688,500
5,000		Synchrony Financial	231,950
4,800		VOYA Financial, Inc.	318,288
		TOTAL	2,742,238
		Health Care—2.4%
15,000	[3]	Akouos, Inc.	127,500
5,500		Bristol-Myers Squibb Co.	342,925
30,000	[3]	Checkmate Pharmaceuticals, Inc.	86,100
40,000	[3]	Convey Health Solutions Holdings, Inc.	334,400
15,000	[3]	Decibel Therapeutics, Inc.	69,750
36,000	[3]	Dialogue Health Technologies, Inc.	207,470
40,000	[3]	Freeline Therapeutics Holdings PLC, ADR	78,800
24,000	[3]	Fusion Pharmaceuticals, Inc.	100,080

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
26,000	[3]	Galecto, Inc.	$ 78,780
2,600		Gilead Sciences, Inc.	188,786
2,400		Health Care Select Sector SPDR Fund	338,136
2,000	[3]	Jazz Pharmaceuticals PLC.	254,800
1,100	[3]	Laboratory Corp. of America Holdings	345,631
1,700		McKesson Corp.	422,569
24,000	[3]	Minerva Surgical, Inc.	123,360
20,000	[3]	PolyPid Ltd.	114,800
17,000	[3]	Reneo Pharmaceuticals, Inc.	145,350
		TOTAL	3,359,237
		Industrials—1.1%
10,000	[3]	Bowman Consulting Group Ltd.	212,450
1,400		Cummins, Inc.	305,396
3,200		Emerson Electric Co.	297,504
3,400		Owens Corning, Inc.	307,700
2,000		United Parcel Service, Inc.	428,680
		TOTAL	1,551,730
		Information Technology—2.3%
7,000		Cisco Systems, Inc.	443,590
4,000		Cognizant Technology Solutions Corp.	354,880
900	[3]	Fair Isaac & Co., Inc.	390,303
72,000	[3]	IBEX Ltd.	928,080
3,000		IBM Corp.	400,980
1,200	[3]	Kyndryl Holdings, Inc.	21,720
53,000	[3]	LifeSpeak, Inc.	266,058
2,000		Qualcomm, Inc.	365,740
		TOTAL	3,171,351
		Materials—0.2%
3,000		Westlake Chemical Corp.	291,390
		Real Estate—0.3%
2,000		Crown Castle International Corp.	417,480
		Utilities—0.2%
11,000		MDU Resources Group, Inc.	339,240
		TOTAL COMMON STOCKS (IDENTIFIED COST $20,731,276)	18,137,930
		INVESTMENT COMPANY—33.9%
47,006,499		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[4] (IDENTIFIED COST $47,006,499)	47,006,499
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $140,542,313)	137,907,354
		OTHER ASSETS AND LIABILITIES - NET—0.4%[5]	508,969
		TOTAL NET ASSETS—100%	$138,416,323
SECURITIES SOLD SHORT—(64.3)%
Shares			Value
		Broad Equity Index—(56.5)%
23,200	[3]	ARK Fintech Innovation ETF	$ 947,720
4,000		ARK Industrial Innovation ETF	308,040
5,000		ARK Web x.0 ETF	592,900
2,000		Invesco QQQ Trust Series 1	795,700

Shares			Value
		Broad Equity Index—continued
22,000		iShares FTSE/Xinhua China 25	$ 804,760
25,000		iShares MSCI Canada Index Fund	960,750
10,000		iShares MSCI Emerging Markets ETF	488,500
5,000		iShares Russell 2000 ETF	1,112,250
152,000		S&P Depositary Receipts Trust	72,193,920
		TOTAL	78,204,540
		Communication Services—(1.4)%
21,000		Communication Services Select Sector SPDR	1,631,280
4,000	[3]	DISH Network Corp., Class A	129,760
1,000		Walt Disney Co.	154,890
		TOTAL	1,915,930
		Consumer Discretionary—(0.9)%
4,200		Consumer Discretionary Select Sector SPDR Fund	858,648
4,000	[3]	General Motors Co.	234,520
3,000		Yum China Holding, Inc.	149,520
		TOTAL	1,242,688
		Consumer Staples—(1.5)%
3,000		Bunge Ltd.	280,080
5,000		Conagra Brands, Inc.	170,750
17,000		Consumer Staples Select Sector SPDR Fund	1,310,870
2,800		McCormick & Co., Inc.	270,508
		TOTAL	2,032,208
		Financials—(0.6)%
800		CME Group, Inc.	182,768
2,000		Cullen Frost Bankers, Inc.	252,140
2,000		Gallagher (Arthur J.) & Co.	339,340
2,500	[3]	Lemonade, Inc.	105,275
		TOTAL	879,523
		Health Care—(0.4)%
9,000	[3]	Elanco Animal Health, Inc.	255,420
2,000		SPDR S&P Biotech ETF	223,920
		TOTAL	479,340
		Industrials—(1.0)%
12,000		Industrial Select Sector SPDR Fund	1,269,720
4,000	[3]	United Airlines Holdings, Inc.	175,120
		TOTAL	1,444,840
		Information Technology—(0.3)%
800	[3]	Block, Inc.	129,208
12,000		Hewlett Packard Enterprise Co.	189,240
17,000	[3]	Sabre Corp.	146,030
		TOTAL	464,478
		Materials—(0.4)%
6,000		Materials Select Sector SPDR Fund	543,660
		Real Estate—(0.6)%
9,400	[3]	Equity Commonwealth	243,460
7,000		Real Estate Select Sector SPDR Fund	362,670
3,000		Welltower, Inc.	257,310
		TOTAL	863,440
		Utilities—(0.7)%
8,000		CenterPoint Energy, Inc.	223,280
4,800		Edison International	327,600

Shares		Value
	Utilities—continued
5,000	Utilities Select Sector SPDR Fund	$ 357,900
	TOTAL	908,780
	Total Securities Sold Short (PROCEEDS $59,173,500)	$88,979,427
At December 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
Short Futures:
3S&P 500 E-Mini Short Futures	195	$46,395,375	March 2022	$(1,101,521)
The average notional value of short futures contracts held by the Fund throughout the period was $49,444,847. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put options held by the Fund throughout the period was $927,013. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and on the Value of Securities Sold Short is included in “Other Assets and Liabilities—Net.”
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended December 31, 2021, were as follows:
	Value as of 9/30/2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 12/31/2021	Shares Held as of 12/31/2021	Dividend Income
Health Care:
Akouos, Inc.	$174,150	$—	$—	$(46,650)	$—	$127,500	15,000	$—
Affiliated issuers no longer in the portfolio at period end	$141,200	$—	$(139,235)	$26,784	$(28,749)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$315,350	$—	$(139,235)	$(19,866)	$(28,749)	$127,500	15,000	$—
Affiliated fund holdings are investment companies which are managed by Federated Equity Management Company of Pennsylvania (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2021, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 9/30/2021	$55,798,854
Purchases at Cost	$70,520,329
Proceeds from Sales	$(79,312,684)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 12/31/2021	$47,006,499
Shares Held as of 12/31/2021	47,006,499
Dividend Income	$—
The Fund invests in Federated Hermes Government Obligations Fund (GOF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of GOF is to provide current income consistent with stability of principal. GOF operates as a government money market fund. As a government money market fund, GOF: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act. Income distributions from GOF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of GOF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received.
1	Discount rate at time of purchase.
2	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures and securities sold short contracts.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$72,762,925	$—	$72,762,925
Equity Securities:
Common Stocks
Domestic	16,039,842	—	—	16,039,842
International	2,098,088	—	—	2,098,088
Investment Company	47,006,499	—	—	47,006,499
TOTAL SECURITIES	$65,144,429	$72,762,925	$—	$137,907,354
Other Financial Instruments:
Liabilities
Securities Sold Short	$(88,979,427)	$—	$—	$(88,979,427)
Futures Contracts	(1,101,521)	—	—	(1,101,521)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(90,080,948)	$—	$—	$(90,080,948)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt